Chapman and Cutler LLP
320 South Canal Street
Chicago, Illinois 60606

December 27, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Guggenheim Defined Portfolios, Series 2476 (the “Fund”)

Ladies and Gentlemen:

Enclosed please find a copy of the Registration Statement on Form S-6 for the registration under the Securities Act of 1933, as amended (the “Securities Act”) of units representing the ownership of interests in the subject Fund. This Registration Statement is filed on December 27, 2024, on behalf of Guggenheim Funds Distributors, LLC (the “Sponsor”).

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Securities and Exchange Commission (the “Commission”). Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934, as amended.

No notification of registration or Registration Statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the 1940 Act (File No. 811-03763) are intended to apply not only to that series of the Fund, but to all “subsequent series” as well.

The Fund is expected to be comprised of the following unit investment trust: Total Income Portfolio, Series 33 (the “Trust”). The Fund will invest in a portfolio of common stocks, shares of business development companies, equity securities of master limited partnerships, common shares of closed-end investment companies, real estate investment trusts and shares of exchange-traded funds (“ETFs”). As the ETFs in which the Trust will invest are structured as an open-end management company or unit investment trust, the Trust is not eligible to go automatically effective in reliance on Rule 487 under the Securities Act. The Trust may not rely on Rule 487 because paragraph (b)(1) of Rule 487 requires that reliance upon the rule is conditioned upon the registrant not engaging in the business of investing in open-end funds. Absent paragraph (b)(1) of Rule 487, it would be our opinion that the Registration Statement would not contain disclosures which would render it ineligible to become effective pursuant to Rule 487.

We are advised that the Sponsor proposes to deposit securities and to activate the subject Fund on February 28, 2025.

In the event that you may have any questions with regard hereto or if there is any way which we can be of assistance, please do not hesitate to telephone Eric F. Fess collect at (312) 845-3781 or Morrison C. Warren at (312) 845-3484.

Very truly yours,

/s/ Chapman and Cutler LLP

Chapman and Cutler LLP